LEASES - Schedule of Lease Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating
2022	$ 3,006
2023	3,044
2024	3,081
2025	3,119
2026	1,261
After 2026	600
Total lease payments	14,111
Less: discount	2,401
Present value of lease liability	11,710
Finance
2022	4,111
2023	4,111
2024	4,111
2025	4,111
2026	4,111
After 2026	182,222
Total lease payments	202,777
Less: discount	152,542
Present value of lease liability	$ 50,235